Long-term Investments	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Long-term Investments

Note 9.     Long-term Investments

Long-term investments consisted of Non-marketable Equity Investment and Equity Method Investment as below:

	March 31,	December 31,
	2019	2018
Non-marketable Equity Investment	$6,266,880	$9,452,103
Equity Method Investment	16,676,714	16,956,506
Total	$22,943,594	$26,408,609

Non-marketable equity investment

Our non-marketable equity investments are investments in privately held companies without readily determinable fair values are carried at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer.

The Company reviews its equity securities without readily determinable fair values on a regular basis to determine if the investment is impaired. For purposes of this assessment, the Company considers the investee’s cash position, earnings and revenue outlook, liquidity and management ownership, among other factors, in its review. If management’s assessment indicates that an impairment exists, the Company estimates the fair value of the equity investment and recognizes in current earnings an impairment loss that is equal to the difference between the fair value of the equity investment and its carrying amount. There is no impairment for the three months ended March 31, 2019.

Equity method investments

The Company’s investment in companies accounted for using the equity method of accounting consist of the following:

		March 31, 2019
						Foreign currency
		December 31,		Loss on	Impairment	translation
		2018	Addition	investment	loss	adjustments	March 31, 2019
Wecast Internet	(i)	$4,114	$-	$(5)	$-	$1,930	$6,039
Hua Cheng	(ii)	308,666	-	(14,598)	-	(1,236)	292,832
BDCG	(iv)	9,800,000	-	-	-	-	9,800,000
DBOT	(v)	6,843,726	-	(265,883)	-	-	6,577,843
Total		$16,956,506	$-	$(280,486)	$-	$694	$16,676,714

All the investments above are privately held companies; therefore, quoted market prices are not available. We have not received any dividends since initial investments.

(i)	Wecast Internet

Starting from October 2016, we have 50% interest in Wecast Internet Limited (“Wecast Internet”) and initial investment was invested RMB 1,000,000 (approximately $149,750). Wecast Internet is in the process of liquidation and the remaining carrying value is immaterial.

(ii)	Hua Cheng Hu Dong (Beijing) Film and Television Communication Co., Ltd.(“Hua Cheng”)

The Company held 39% equity ownership in Hua Cheng, a company established to provide integrated value-added service solutions for the delivery of VOD and enhanced content for cable providers.

(iii)	Shandong Lushi Media Co., Ltd (“Shandong Media”)

The Company held 30% equity ownership in Shandong Media, a print based media business, for Legacy YOD business. The accumulated operating loss of Shandong Media reduced the Company’s investment in Shandong Media to zero. The Company has no obligation to fund future operating losses.

(iv)	BBD Digital Capital Group Ltd. (“BDCG”)

In 2018, we signed a joint venture agreement with two unrelated parties, to establish BDCG located in the United States for providing block chain services for financial or energy industries by utilizing AI and big data technology in the United States. On April 24, 2018, the Company acquired 20% equity ownership in BDCG from one noncontrolling party with cash consideration of a total consideration of $9.8 million which consists of $2 million in cash and $7.8 million paid in the form of the Company’s capital stock (valued at $2.60 per share and equal to 3 million shares of the Company’s common stock), increasing the Company’s ownership to 60%. The remaining 40% of BDCG are held by Seasail ventures limited (“Seasail”). The accounting treatment of the joint venture is based on the equity method due to variable substantive participating rights (in accordance with ASC 810-10-25-11) granted to Seasail. The new entity is currently in the process of ramping up its operations. In April 2019, the company rebranded the name of the BDCG joint venture to Intelligenta. As part of the rebranding, Intelligenta’s strategy will now include credit services, corporation services, index services and products, and capital market services and products.

(v)	Delaware Board of Trade Holdings, Inc. (“DBOT”)

As of March 31, 2019, the Company held 36.92% equity ownership in DBOT. DBOT is an approved and licensed FINRA- and SEC-regulated electronic trading platform with operations in Delaware. One of our subsidiaries is powered by DBOT’s platform, trading system and technology.

In April, 2019, the Company entered into a securities purchase agreement to acquire additional shares in DBOT for 4,427,870 shares of the Company’s common stock at $2.11 per share, thereby becoming the majority and controlling shareholder in DBOT.

Note 10. Long-term Investments

Long-term investments consisted of Non-marketable Equity Investment (approximately $9.5 million and $6.6 million in 2018 and 2017, respectively) and Equity Method Investment (approximately $17.0 million and $0.4 million in 2018 and 2017, respectively)

Non-marketable equity investment

Our non-marketable equity investments are investments in privately held companies without readily determinable fair values are carried at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer and totaled approximately $9.5 million as of December 31, 2018. As of December 31, 2017, non-marketable equity securities accounted for under the cost method had a carrying value of approximately $6.6 million.

The Company reviews its equity securities without readily determinable fair values on a regular basis to determine if the investment is impaired. For purposes of this assessment, the Company considers the investee’s cash position, earnings and revenue outlook, liquidity and management ownership, among other factors, in its review. If management’s assessment indicates that an impairment exists, the Company estimates the fair value of the equity investment and recognizes in current earnings an impairment loss that is equal to the difference between the fair value of the equity investment and its carrying amount. There is no impairment in 2018 and 2017.

Equity method investments

The Company’s investment in companies accounted for using the equity method of accounting consist of the following:

		December 31, 2018
		January 1, 2018	Addition	Loss on investment	Impairment loss	Foreign currency translation adjustments	December 31, 2018
Wecast Internet	(i)	$6,044	$-	$(1,935)	$-	$5	$4,114
Hua Cheng	(ii)	353,498	-	(46,070)	-	1,238	308,666
BDCG	(iv)	-	9,800,000	-	-	-	9,800,000
DBOT	(v)	-	6,976,346	(132,620)	-	-	6,843,726
Total		$359,542	$16,776,346	$(180,625)	$-	$1,243	$16,956,506

All the investments above are privately held companies; therefore, quoted market prices are not available. We have not received any dividends since initial investments.

(i)	Wecast Internet

Starting from October 2016, we have 50% interest in Wecast Internet Limited (“Wecast Internet”) and initial investment was invested RMB 1,000,000 (approximately $149,750). Wecast Internet is in the process of liquidation and the remaining carrying value is immaterial.

(ii)	Hua Cheng Hu Dong (Beijing) Film and Television Communication Co., Ltd.(“Hua Cheng”)

 As of December 31, 2018 and 2017, the Company held 39% equity ownership in Hua Cheng, a company established to provide integrated value-added service solutions for the delivery of VOD and enhanced content for cable providers.

(iii)	Shandong Lushi Media Co., Ltd (“Shandong Media”)

As of December 31, 2018 and 2017, the Company held 30% equity ownership in Shandong Media, a print based media business, for Legacy YOD business. The accumulated operating loss of Shandong Media reduced the Company’s investment in Shandong Media to zero. The Company has no obligation to fund future operating losses.

(iv)	BBD Digital Capital Group Ltd. (“BDCG”)

In 2018, we signed a joint venture agreement with two unrelated parties, to establish BDCG located in the United States for providing block chain services for financial or energy industries by utilizing AI and big data technology in the United States. On April 24, 2018, the Company acquired 20% equity ownership in BDCG from one noncontrolling party with cash consideration of a total consideration of $9.8 million which consists of $2 million in cash and $7.8 million paid in the form of the Company’s capital stock (valued at $2.60 per share and equal to 3 million shares of the Company’s common stock), increasing the Company’s ownership to 60%. The remaining 40% of BDCG are held by Seasail ventures limited (“Seasail”). The accounting treatment of the joint venture is based on the equity method due to variable substantive participanting rights (in accordance with ASC 810-10-25-11) granted to Seasail. The new entity is currently in the process of ramping up its operations.

(v)	Delaware Board of Trade Holdings, Inc. (“DBOT”)

In August, 2017, the Company made a strategic investment of $250,000 in the Delaware Board of Trade Holdings, Inc. (“DBOT”) to acquire 187,970 common shares. DBOT is an approved and licensed FINRA- and SEC-regulated electronic trading platform with operations in Delaware. One of our subsidiaries is powered by DBOT’s platform, trading system and technology. The Company accounts for this investment using the cost method in 2017, as the Company owns less than 4% of the common shares and the Company has no significant influence over DBOT.

By October 2018, the Company issued 2,267,869 shares of the Company’s common stock to acquire additional shares in DBOT, thereby increasing its holdings to 36.92%. As a result, the Company changed its method of accounting for this investment to equity method. The effect of the change from cost method to equity method was immaterial.